Share Capital and Additional Paid in Capital Authorized (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share Capital And Additional Paid In Capital Authorized [Abstract]
Summary of Warrant Activity

Following is a summary of the warrant activity during the three months ended March 31, 2024 and 2023:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2023	19,633,911	$1.18
Issued	—	—
Exercised	(2,499,453)	0.43
Expired	—	—
Outstanding March 31, 2023	17,134,458	$1.29

Outstanding January 1, 2024	22,518,894	$1.35
Issued	—	—
Exercised	—	—
Expired	(4,838,707)	1.24
Outstanding March 31, 2024	17,680,187	$1.21

The following is a summary of share purchase warrants activities during the years ended December 31, 2023 and 2022:

	Number of Share Purchase Warrants		Weighted Average Exercise Price
Outstanding January 1, 2022	17,631,350		$1.05
Issued	4,838,707	-	1.24
Exercised	(1,110,510)	-	0.48
Expired	(1,725,636)	-	0.48
Outstanding December 31, 2022	19,633,911		$1.18
Issued	10,142,874		1.00
Exercised	(2,727,083)	-	0.48
Expired	(4,530,808)		0.99
Outstanding December 31, 2023	22,518,894		$1.35

Schedule of Purchase Warrants Outstanding and Exercisable

As of March 31, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	Jun 30, 2030
17,680,187

As of March 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,649,238	USD$1.00	0.07	April 26, 2023
109,200	USD$0.62	0.07	April 26, 2023
4,838,707	USD$1.24	0.99	Mar 28, 2024
7,537,313	USD$1.50	3.08	April 29, 2026
17,134,458

As of December 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.24	Mar 28, 2024
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	Jun 30, 2030
22,518,894

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	Mar 28, 2024
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

Summary of Stock Option Activities

The following is a summary of stock option activities for the three months ended March 31, 2024 and 2023:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2023	820,668	$0.25	$0.34
Granted	—	—	—
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding March 31, 2023	470,668	$0.25	$0.54

Outstanding January 1, 2024	470,668	$0.25	$0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	(157,334)	0.37	0.24
Outstanding March 31, 2024	313,334	$0.25	$0.01

The following is a summary of stock option activities for the years ended December 31, 2023 and 2022:

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.47	0.49	June 29, 2023
100,000	100,000	$0.25	0.59	March 8, 2023
100,000	100,000	$0.25	0.11	February 9, 2023
420,668	420,668	$0.25	2.48	June 23, 2025
50,000	50,000	$0.62	2.73	September 23, 2025
820,668	820,668

The Company recognizes share-based payments expense for all stock options granted using the fair value based method of accounting. The fair value of stock options is determined by the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s shares, forfeiture rate, and expected life of the options.

There were no stock options granted during the years ended December 31, 2023 and 2022.

Restricted share units

The Company grants restricted share units (“RSUs”) to directors, officers, employees and consultants as compensation for services, pursuant to its Amended RSU Plan (the “RSU Plan”). One restricted share unit has the same value as a Voting Share. The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of Voting Shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a Voting Share, calculated as the closing price of the Voting Shares on the NEO for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

On the grant date of RSUs, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of settling in cash, or generally settles in cash whenever the counterpart asks for cash settlement.

If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a)
If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.

Summary of Stock Options Outstanding and Exercisable

As of March 31, 2024, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
313,334	313,334	$0.25	1.23	June 23, 2025
313,334	313,334

As of March 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	2.23	June 23, 2025
50,000	50,000	$0.62	2.48	September 23, 2025
470,668	470,668

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.47	0.49	June 29, 2023
100,000	100,000	$0.25	0.59	March 8, 2023
100,000	100,000	$0.25	0.11	February 9, 2023
420,668	420,668	$0.25	2.48	June 23, 2025
50,000	50,000	$0.62	2.73	September 23, 2025
820,668	820,668

Summary of RSU Activities

The following is a summary of RSU activities for the three months ended March 31, 2024 and 2023:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2023	3,305,837	$1.14
Granted	1,687,777	0.97
Vested	(400,542)	1.04
Forfeited	(129,315)	0.96
Outstanding March 31, 2023	4,463,757	$1.10

Outstanding January 1, 2024	5,056,268	$0.98
Granted	2,573,333	0.52
Vested	(814,142)	1.01
Forfeited	(850,437)	1.11
Outstanding March 31, 2024	5,965,022	$0.76

The following is a summary of RSU activities for the years ended December 31, 2023 and 2022:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2022	2,067,500	$1.16
Granted	2,731,180	0.80
Issuance of common stock	(651,336)	0.88
Forfeited	(841,507)	1.24
Outstanding December 31, 2022	3,305,837	$1.14
Granted	4,351,944	0.91
Issuance of common stock	(1,741,152)	0.87
Forfeited	(860,361)	0.88
Outstanding December 31, 2023	5,056,268	$0.98